INCOME TAXES - Rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Federal tax benefit at statutory rate						$ (381,901)
State income taxes, net of federal impact						(39,336)
Changes in the valuation allowance						297
Changes in the state rates used to measure deferred taxes, net of federal benefit						153,239
Tax expense (benefit) relating to uncertain tax positions						(120)
Non-deductible merger transaction costs						4,457
Other non-deductible expenses						1,551
Research credit						(400)
Other, net						(2,482)
Income tax benefit	$ (134,688)	$ (118,230)		$ (429,664)	$ (101,332)	$ (259,666)
Cablevision Systems Corporation And Subsidiaries
Income Taxes [Line Items]
Federal tax benefit at statutory rate			$ 100,926				$ 119,931	$ 148,803
State income taxes, net of federal impact			14,825				18,874	19,059
Changes in the valuation allowance			86				(902)	(344)
Changes in the state rates used to measure deferred taxes, net of federal benefit							(1,006)	(322)
Tax expense (benefit) relating to uncertain tax positions			178				574	(52,914)
New York tax reform							16,334	(2,050)
Non-deductible officers' compensation			462				846	1,532
Non-deductible merger transaction costs			9,392
Other non-deductible expenses			1,337				3,099	3,697
Research credit			(850)				(2,630)	(2,634)
Adjustment to prior year tax expense							(515)	(192)
Other, net			(1,508)				267	1,133
Income tax benefit			$ 124,848				$ 154,872	$ 115,768